Shareholders' equity, net (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 PEN (S/) shares	Dec. 31, 2017 USD ($)
Disclosure of Shareholders' equity, net [Line Items]
Capital stock | $	$ 750,497		$ 750,497
Common shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	274,889,924	274,889,924
Capital stock	$ 813,162	S/ 2,748,899
Treasury shares [member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	(21,174,734)	(21,174,734)
Capital stock	$ (62,665)	S/ (211,747)
Total Shares [Member]
Disclosure of Shareholders' equity, net [Line Items]
Number of shares	253,715,190	253,715,190
Capital stock	$ 750,497	S/ 2,537,152